2. Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash in excess of FDIC limit	$ 0	$ 0
Property useful life	3 to 7 years
Impairment of goodwill	$ 172,254
Grant income	16,500
Finished Goods Inventory	$ 0	7,256
Anti-dilutive securities	347,942,680
Stock-compensation expense	$ 409,333	$ 688,000
Stock Option [Member]
Options outstanding	0